PROSHARES TRUST

ProShares Short FTSE China 50 (YXI)	ProShares Big Data Refiners ETF (DAT)
ProShares Short MSCI EAFE (EFZ)	ProShares Nanotechnology ETF (TINY)
ProShares Short MSCI Emerging Markets (EUM)	ProShares On-Demand ETF (OND)
ProShares Ultra FTSE China 50 (XPP)	ProShares DJ Brookfield Global Infrastructure ETF (TOLZ)
ProShares Ultra FTSE Europe (UPV)	ProShares Global Listed Private Equity ETF (PEX)
ProShares Ultra MSCI Brazil Capped (UBR)	ProShares Merger ETF (MRGR)
ProShares Ultra MSCI EAFE (EFO)	ProShares MSCI EAFE Dividend Growers ETF (EFAD)
ProShares Ultra MSCI Emerging Markets (EET)	ProShares MSCI Emerging Markets Dividend Growers ETF
ProShares Ultra MSCI Japan (EZJ)	(EMDV)
ProShares UltraShort FTSE China 50 (FXP)	ProShares MSCI Europe Dividend Growers ETF (EUDV)
ProShares UltraShort FTSE Europe (EPV)	ProShares MSCI Transformational Changes ETF (ANEW)
ProShares UltraShort MSCI Brazil Capped (BZQ)	ProShares Pet Care ETF (PAWZ)
ProShares UltraShort MSCI EAFE (EFU)	ProShares S&P Kensho Cleantech ETF (CTEX)
ProShares UltraShort MSCI Emerging Markets (EEV)	ProShares S&P Kensho Smart Factories ETF (MAKX)
ProShares UltraShort MSCI Japan (EWV)	ProShares Smart Materials ETF (TINT)
ProShares Supply Chain Logistics ETF (SUPL)

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 16, 2023

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2022, each as supplemented or amended

Scott Hanson no longer serves as portfolio manager of the Funds and has been replaced by Eric Silverthorne. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section of each Fund's summary section, except for ProShares MSCI Transformational Changes ETF (ANEW), ProShares Big Data Refiners ETF (DAT), ProShares Nanotechnology ETF (TINY), ProShares On-Demand ETF (OND), ProShares S&P Kensho Cleantech ETF (CTEX), ProShares S&P Kensho Smart Factories ETF (MAKX), ProShares Smart Materials ETF (TINT), and ProShares Supply Chain Logistics ETF (SUPL), is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2023, respectively.

The "Management" section in the summary section for ProShares MSCI Transformational Changes ETF (ANEW) is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since October 2020 and March 2023, respectively.

The "Management" section in each summary section for ProShares Big Data Refiners ETF (DAT), ProShares Nanotechnology ETF (TINY), ProShares On-Demand ETF (OND), ProShares S&P Kensho Cleantech ETF (CTEX), ProShares S&P Kensho Smart Factories ETF (MAKX), ProShares Smart Materials ETF (TINT), is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since September 2021 and March 2023, respectively.

The "Management" section in the summary section for ProShares Supply Chain Logistics ETF (SUPL) is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since April 2022 and March 2023, respectively.

The paragraph containing Scott Hanson's biography in the "Portfolio Management" section of each Statutory Prospectus is deleted in its entirety and replaced with the following:

Eric Silverthorne, ProShare Advisors: Portfolio Manager since March 2023, Associate Portfolio

Manager from February 2021 to March 2023. ProFund Advisors: Portfolio Manager since March 2023, Associate Portfolio Manager from February 2021 to March 2023 and October 2008 to November 2008 and Portfolio Analyst from May 2007 to October 2008.

Statement of Additional Information

Information about Scott Hanson in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

		Dollar Range of	Aggregate Dollar Range
		Equity Securities in	of Equity Securities in
		the Funds Managed	All Registered
		by the Portfolio	Investment Companies
Name of Portfolio Manager		Manager	in the Fund Complex
Eric Silverthorne		$0-$10,000	$0-$10,000

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
	Companies	Vehicles Managed/Total	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Assets	Assets
Eric Silverthorne	0/$0	0/$0	0/$0

For more information, please contact the Fund at 1-866-776-5152.

Please retain this supplement for future reference.

PROSHARES TRUST

ProShares S&P Global Core Battery Metals ETF (ION)

(the "Fund")

Supplement dated March 16, 2023

to the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated November 2, 2022, each as supplemented or amended

Scott Hanson no longer serves as portfolio manager of the Fund and has been replaced by Eric Silverthorne. The following changes to the Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in the Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and Eric Silverthorne, Portfolio Manager, have jointly and primarily managed the Fund since November 2022 and March 2023, respectively.

The paragraph containing Scott Hanson's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Eric Silverthorne, ProShare Advisors: Portfolio Manager since March 2023, Associate Portfolio

Manager from February 2021 to March 2023. ProFund Advisors: Portfolio Manager since March 2023, Associate Portfolio Manager from February 2021 to March 2023 and October 2008 to November 2008 and Portfolio Analyst from May 2007 to October 2008.

Statement of Additional Information

Information about Scott Hanson in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

		Dollar Range of	Aggregate Dollar Range
		Equity Securities in	of Equity Securities in
		the Funds Managed	All Registered
		by the Portfolio	Investment Companies
Name of Portfolio Manager		Manager	in the Fund Complex
Eric Silverthorne		$0-$10,000	$0-$10,000

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
	Companies	Vehicles Managed/Total	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Assets	Assets
Eric Silverthorne	0/$0	0/$0	0/$0

For more information, please contact the Fund at 1-866-776-5152.

Please retain this supplement for future reference.